Consolidated Statements of Shareholders' Equity - USD ($)	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Treasury Stock	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]	Total Equity Domain [Member]
Comprehensive income (loss)
Total ending equity		$ 4,462,000	$ 374,915,000		$ 3,491,581,000	$ 5,563,661,000	$ (492,113,000)	$ 8,942,506,000	$ 264,754,000	$ 9,207,260,000
Proceeds from conversion of preference shares into ordinary shares	$ 34,784,000	$ (4,465,000)	$ 4,465,000		34,784,000			34,784,000		34,784,000
Shares converted from preference shares		(3,975,533)	3,975,533
Proceeds from exercise of options and related tax effects		$ 3,000	$ 3,031,000		105,554,000			105,554,000		105,554,000
Shares from exercise of options and related tax effects		2,200	2,280,439
Compensation expense related to stock options					13,593,000			13,593,000		13,593,000
Proceeds From Repurchase Of Equity				$ (505,014,000)				(505,014,000)		(505,014,000)
treasury				(7,548,951)
Dividends paid	(122,179,000)					(296,134,000)		(296,134,000)		(296,134,000)
Purchase (sale) of noncontrolling interests	16,190,000				(3,566,000)			(3,566,000)	(21,074,000)	(24,640,000)
Cash contributions from noncontrolling interests	17,767,000								(32,275,000)	(32,275,000)
Expiration put provisions 1	(9,467,000)								9,467,000	9,467,000
Changes in fair value of noncontrolling interests	108,575,000				(108,575,000)			(108,575,000)		(108,575,000)
Net Income						1,109,890,000		1,109,890,000	32,577,000	1,142,467,000
Other comprehensive income (loss) - net							(58,474,000)	(58,474,000)	(2,993,000)	(61,467,000)
Total comprehensive income								1,051,416,000	29,584,000	1,081,000,000
Shares issued ending			308,995,730	(7,548,951)
Total ending equity			$ 382,411,000	$ (505,014,000)	3,530,337,000	6,377,417,000	(550,587,000)	9,234,564,000	250,456,000	9,485,020,000
Shares issued at Dec. 31, 2013		3,973,333
Proceeds from conversion of preference shares into ordinary shares	0
Proceeds from exercise of options and related tax effects			$ 2,804,000		99,182,000			101,986,000		101,986,000
Shares from exercise of options and related tax effects			2,108,521
Compensation expense related to stock options					8,507,000			8,507,000		8,507,000
Dividends paid	(142,696,000)					(317,903,000)		(317,903,000)		(317,903,000)
Purchase (sale) of noncontrolling interests	87,902,000				(2,184,000)			(2,184,000)	322,570,000	320,386,000
Cash contributions from noncontrolling interests	16,064,000								(71,054,000)	(71,054,000)
Expiration put provisions 1	(4,650,000)								4,650,000	4,650,000
Changes in fair value of noncontrolling interests	89,767,000				(89,767,000)			(89,767,000)		(89,767,000)
Comprehensive income (loss)
Net Income						1,045,266,000		1,045,266,000	80,949,000	1,126,215,000
Other comprehensive income (loss) - net							(537,156,000)	(537,156,000)	(2,513,000)	(539,669,000)
Total comprehensive income								508,110,000	78,436,000	586,546,000
Shares issued ending			311,104,251	(7,548,951)
Total ending equity			$ 385,215,000	$ (505,014,000)	3,546,075,000	7,104,780,000	(1,087,743,000)	9,443,313,000	585,058,000	10,028,371,000
Shareholders equity at Dec. 31, 2014	10,028,371,000
Proceeds from conversion of preference shares into ordinary shares	$ 0
Proceeds from exercise of options and related tax effects			$ 1,947,000		87,065,000			89,012,000		89,012,000
Shares from exercise of options and related tax effects	1,758,820		1,758,820
Compensation expense related to stock options					12,323,000			12,323,000		12,323,000
Vested subsidiary plan					(4,613,000)			(4,613,000)		(4,613,000)
Dividends paid	$ (164,830,000)					(263,244,000)		(263,244,000)		(263,244,000)
Purchase (sale) of noncontrolling interests	7,915,000				7,461,000			7,461,000	7,169,000	14,630,000
Cash contributions from noncontrolling interests	16,749,000								(100,852,000)	(100,852,000)
Expiration put provisions 1	5,206,000								(5,206,000)	(5,206,000)
Changes in fair value of noncontrolling interests	$ 178,003,000				(178,003,000)			(178,003,000)		(178,003,000)
Comprehensive income (loss)
Net Income						1,029,445,000		1,029,445,000	124,577,000	1,154,022,000
Other comprehensive income (loss) - net							(248,552,000)	(248,552,000)	(1,888,000)	(250,440,000)
Total comprehensive income								780,893,000	122,689,000	903,582,000
Shares issued ending			312,863,071	(7,548,951)
Total ending equity			$ 387,162,000	$ (505,014,000)	$ 3,470,308,000	$ 7,870,981,000	$ (1,336,295,000)	$ 9,887,142,000	$ 608,858,000	$ 10,496,000,000